UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2019

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.9%

Agency Mortgage-Backed Obligations — 24.6%
FHLMC
5.500%, 04/01/2030	$305	$327
5.000%, 06/01/2041 to 12/01/2044	886	950
4.500%, 06/01/2038 to 07/01/2047	1,197	1,255
4.000%, 07/01/2037 to 07/01/2047	2,266	2,329
3.500%, 03/01/2043 to 03/01/2045	546	547
3.000%, 09/01/2036 to 01/01/2047	3,088	3,009
FHLMC CMO, Ser 2012-4057, Cl CS, IO
4.131%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	36	3
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.444%, 02/15/2038 (A)	85	5
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.354%, 04/15/2041 (A)	489	19
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.460%, 11/15/2038 (A)	573	25
FHLMC TBA
4.000%, 06/15/2041	100	102
3.000%, 06/15/2043	200	194
FNMA
5.000%, 10/01/2033 to 12/01/2047	2,512	2,696
4.500%, 07/01/2033 to 11/01/2047	3,750	3,929
4.000%, 04/01/2036 to 08/01/2056	2,495	2,573
3.500%, 10/01/2037 to 03/01/2057	3,866	3,881
3.000%, 04/01/2043 to 02/01/2047	1,336	1,305
2.940%, 07/01/2027	100	96
2.810%, 04/01/2025	40	39
FNMA CMO, Ser 2015-55, Cl IO, IO
1.182%, 08/25/2055 (A)	353	18
FNMA CMO, Ser 2015-56, Cl AS, IO
4.190%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	298	58
FNMA TBA
5.000%, 06/01/2038	600	636
4.500%, 06/14/2042	1,800	1,880
4.000%, 06/15/2045	500	511
3.500%, 06/15/2026 to 06/15/2045	1,500	1,508
3.000%, 06/25/2027 to 06/13/2042	2,700	2,660
GNMA
4.000%, 08/15/2045 to 08/20/2047	848	874
3.500%, 01/20/2047 to 10/20/2047	384	387
3.000%, 11/20/2047	490	481
GNMA CMO, Ser 2007-51, Cl SG, IO
4.632%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	17	2
GNMA CMO, Ser 2012-34, Cl SA, IO
4.102%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	177	25
GNMA CMO, Ser 2012-43, Cl SN, IO
4.666%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	155	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.702%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	$121	$7
GNMA CMO, Ser 2014-118, Cl HS, IO
4.252%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	320	58
GNMA CMO, Ser 2015-30, Cl IO, IO
1.026%, 07/16/2056 (A)	1,357	88
GNMA TBA
4.500%, 06/01/2039	2,380	2,477
4.000%, 06/01/2039	1,500	1,541
3.000%, 06/01/2043	1,100	1,078

		37,606

Non-Agency Mortgage-Backed Obligations — 7.2%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
3.881%, VAR LIBOR USD 1 Month+5.500%, 12/15/2031 (B)	260	251
BANK, Ser 2017-BNK8, Cl XA, IO
0.752%, 11/15/2050 (A)	1,657	94
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033 (A)(B)	140	129
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.347%, 05/25/2035 (A)(B)	309	232
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.230%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	179	176
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (B)	100	98
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	605	606
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.734%, 07/15/2047 (A)(B)	240	213
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (A)	210	211
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	280	279
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.610%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	395
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.260%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	250	253

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.210%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	$50	$57
GNMA
5.000%, 05/20/2048	100	105
GNMA TBA
5.000%, 06/15/2040	200	210
GS Mortgage Securities II, Ser GS8, Cl A4
3.469%, 11/10/2050	60	59
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	138	118
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	474	487
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	200	210
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	442	446
GS Mortgage Securities Trust, Ser 2017-485L, Cl A
3.721%, 02/10/2037 (B)	100	100
GS Mortgage Securities Trust, Ser 2018-CHILL, Cl A
2.669%, VAR LIBOR USD 1 Month+0.750%, 02/15/2037 (B)	250	250
Homestar Mortgage Acceptance, Ser 2004- 4, Cl M3
4.135%, VAR ICE LIBOR USD 1 Month+2.175%, 09/25/2034	291	269
Homestar Mortgage Acceptance, Ser 2004- 5, Cl M2
2.965%, VAR ICE LIBOR USD 1 Month+1.005%, 10/25/2034	367	368
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.605%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	77	73
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
3.060%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	190	184
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	110	106
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (A)	110	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.916%, 10/15/2050 (A)	$1,476	$94
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	195	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	450	454
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	271	269
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	100	100
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.132%, 07/15/2050 (A)	100	101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	285
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.160%, 12/12/2049 (A)	223	184
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	110	108
Reperforming Loan REMIC Trust, Ser 2005- R2, Cl 2A3
8.000%, 06/25/2035 (B)	98	103
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	326	325
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	185	185
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	195	194
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	630	634
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	180
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A5
3.872%, 05/15/2048 (A)	270	269
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	359	375
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A2
2.921%, 12/15/2046	498	498

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	$419	$419

		11,063

Other Asset-Backed Securities — 0.1%
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.869%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (B)	100	101

Total Mortgage-Backed Securities (Cost $49,570) ($ Thousands)		48,770

CORPORATE OBLIGATIONS — 29.9%

Consumer Discretionary — 2.6%
1011778 BC ULC /New Red Finance
5.000%, 10/15/2025 (B)	20	19
Amazon.com
4.950%, 12/05/2044	30	34
4.050%, 08/22/2047 (B)	30	30
3.875%, 08/22/2037 (B)	68	68
3.150%, 08/22/2027 (B)	50	48
American Axle & Manufacturing
6.625%, 10/15/2022	8	8
BMW US Capital
1.850%, 09/15/2021 (B)	10	10
CCO Holdings
5.125%, 05/01/2027 (B)	20	19
Charter Communications Operating
6.484%, 10/23/2045	102	109
6.384%, 10/23/2035	390	416
5.375%, 04/01/2038	20	19
4.200%, 03/15/2028	110	104
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	208
4.049%, 11/01/2052	210	185
3.900%, 03/01/2038	40	37
3.375%, 08/15/2025	140	135
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	335
Cox Communications
3.350%, 09/15/2026 (B)	231	217
3.250%, 12/15/2022 (B)	265	260
Daimler Finance North America
2.700%, 08/03/2020 (B)	180	178
2.200%, 10/30/2021 (B)	251	242
Ford Motor
4.750%, 01/15/2043	40	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
6.250%, 10/02/2043	$100	$107
5.150%, 04/01/2038	20	20
General Motors Financial
4.200%, 03/01/2021	479	488
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	19
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	19
Hilton Worldwide Finance
4.875%, 04/01/2027	30	29
Lennar
4.500%, 04/30/2024	20	19
McDonald’s MTN
3.500%, 03/01/2027	100	98
Netflix
5.875%, 02/15/2025	20	21
Time Warner
4.750%, 03/29/2021	80	83
3.600%, 07/15/2025	135	130
Time Warner Cable
7.300%, 07/01/2038	90	105
5.875%, 11/15/2040	30	30
Toll Brothers Finance
4.375%, 04/15/2023	20	20

		3,965

Consumer Staples — 2.2%
Altria Group
4.750%, 05/05/2021	50	52
2.850%, 08/09/2022	20	20
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	429	447
3.650%, 02/01/2026	60	59
3.300%, 02/01/2023	130	129
2.650%, 02/01/2021	30	30
Anheuser-Busch InBev Worldwide
4.000%, 04/13/2028	60	60
3.500%, 01/12/2024	100	100
2.500%, 07/15/2022	60	58
BAT Capital
4.540%, 08/15/2047 (B)	110	104
3.557%, 08/15/2027 (B)	250	236
Constellation Brands
4.750%, 11/15/2024	80	84
Cott Holdings
5.500%, 04/01/2025 (B)	20	20
CVS Health
5.125%, 07/20/2045	60	62
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	435	511

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.036%, 12/10/2028	$245	$263
Danone
2.077%, 11/02/2021 (B)	200	192
Diageo Capital
4.828%, 07/15/2020	110	114
Kraft Heinz Foods
5.375%, 02/10/2020	30	31
4.375%, 06/01/2046	20	18
3.950%, 07/15/2025	320	316
3.000%, 06/01/2026	20	18
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	20	20
PepsiCo
4.600%, 07/17/2045	40	43
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	49
2.500%, 11/02/2022	50	48
1.875%, 11/01/2019	70	69
Reynolds American
5.850%, 08/15/2045	20	22
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	21
Walgreens Boots Alliance
3.450%, 06/01/2026	40	38
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	30

		3,303

Energy — 3.9%
Anadarko Finance
7.500%, 05/01/2031	60	76
Anadarko Petroleum
6.200%, 03/15/2040	75	87
4.850%, 03/15/2021	20	21
4.764%, 10/10/2036 (C)	1,000	425
Apache
4.250%, 01/15/2044	150	138
BP Capital Markets
3.588%, 04/14/2027	10	10
3.535%, 11/04/2024	10	10
3.506%, 03/17/2025	100	100
3.216%, 11/28/2023	200	198
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	20	20
Chesapeake Energy
8.000%, 12/15/2022 (B)	8	9
5.750%, 03/15/2023	10	9
Chevron
2.954%, 05/16/2026	60	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
3.900%, 05/15/2027	$50	$49
ConocoPhillips
3.350%, 05/15/2025	200	198
Continental Resources
4.375%, 01/15/2028	10	10
Devon Energy
5.850%, 12/15/2025	30	33
5.600%, 07/15/2041	50	56
5.000%, 06/15/2045	50	53
3.250%, 05/15/2022	20	20
Ecopetrol
5.875%, 05/28/2045	100	96
Ensco
8.000%, 01/31/2024	14	14
Enterprise Products Operating
4.050%, 02/15/2022	123	126
EOG Resources
4.150%, 01/15/2026	20	20
ExxonMobil
4.114%, 03/01/2046	70	72
3.043%, 03/01/2026	40	39
Halliburton
5.000%, 11/15/2045	40	43
3.800%, 11/15/2025	50	50
Kerr-McGee
7.875%, 09/15/2031	10	13
6.950%, 07/01/2024	10	11
Kinder Morgan
5.300%, 12/01/2034	20	20
4.300%, 03/01/2028	20	20
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
4.150%, 02/01/2024	400	401
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025	110	114
4.700%, 04/15/2048	60	57
Noble Energy
5.250%, 11/15/2043	10	11
4.950%, 08/15/2047	10	10
4.150%, 12/15/2021	50	51
3.850%, 01/15/2028	30	29
Oasis Petroleum
6.875%, 03/15/2022	19	19
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	60	60
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027	$20	$19
Petrobras Global Finance BV
7.375%, 01/17/2027	210	213
6.850%, 06/05/2115	50	44
5.750%, 02/01/2029	50	45
5.299%, 01/27/2025 (B)	305	286
Petroleos Mexicanos
6.625%, 06/15/2035	100	97
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	300	290
3.550%, 10/01/2026	232	221
Range Resources
5.875%, 07/01/2022	10	10
4.875%, 05/15/2025	30	28
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	30
3.000%, 12/21/2020 (B)	468	467
Shell International Finance BV
4.375%, 05/11/2045	50	52
4.000%, 05/10/2046	50	49
2.875%, 05/10/2026	80	76
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	205
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	371
Valero Energy
6.125%, 02/01/2020	74	78
Williams
7.875%, 09/01/2021	30	34
7.750%, 06/15/2031	140	171
7.500%, 01/15/2031	10	12
3.700%, 01/15/2023	20	19
Williams Partners
5.250%, 03/15/2020	20	21
WPX Energy
8.250%, 08/01/2023	30	34

		5,909

Financials — 10.1%
AIA Group MTN
3.200%, 03/11/2025 (B)	200	192
Ally Financial
8.000%, 11/01/2031	50	60
Ambac Assurance
5.100%, 06/07/2020 (B)	0	1
Ambac LSNI
6.811%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (B)	2	2
American Express
2.650%, 12/02/2022	140	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.375%, 05/26/2020	$40	$40
1.875%, 05/03/2019	209	207
American International Group
4.800%, 07/10/2045	183	181
3.750%, 07/10/2025	40	39
Banco Santander
4.379%, 04/12/2028	200	193
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10	9
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	40
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	407
Bank of America MTN
5.000%, 01/21/2044	70	76
4.450%, 03/03/2026	10	10
4.000%, 01/22/2025	300	297
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	153
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	69
3.500%, 04/19/2026	661	642
2.600%, 01/15/2019	44	44
Brighthouse Financial
4.700%, 06/22/2047	50	44
Capital One Financial
3.200%, 01/30/2023	203	198
Chubb INA Holdings
2.300%, 11/03/2020	10	10
CIT Group
5.250%, 03/07/2025	20	20
Citigroup
4.450%, 09/29/2027	270	267
4.125%, 07/25/2028	90	87
3.700%, 01/12/2026	170	166
3.400%, 05/01/2026	547	521
3.200%, 10/21/2026	159	149
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (B)	50	47
Cooperatieve Rabobank UA
3.125%, 04/26/2021	250	249
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (B)	260	283
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (B)	250	231
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	252
4.550%, 04/17/2026	250	251

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	$200	$207
Goldman Sachs Group
6.750%, 10/01/2037	100	120
5.750%, 01/24/2022	445	479
5.150%, 05/22/2045	160	165
4.750%, 10/21/2045	30	30
4.250%, 10/21/2025	40	40
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	60	58
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	95
3.500%, 11/16/2026	175	166
2.875%, 02/25/2021	131	130
Goldman Sachs Group MTN
5.375%, 03/15/2020	100	104
3.850%, 07/08/2024	190	189
HSBC Holdings
4.250%, 03/14/2024	200	201
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	196
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	200	188
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	182
JPMorgan Chase
4.250%, 10/01/2027	10	10
4.125%, 12/15/2026	150	149
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	160	153
3.200%, 01/25/2023	607	599
3.125%, 01/23/2025	150	144
KKR Group Finance II
5.500%, 02/01/2043 (B)	208	221
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	220
Liberty Mutual Group
4.250%, 06/15/2023 (B)	64	65
Lloyds Banking Group
4.375%, 03/22/2028	200	198
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (B)	374	373
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	120
Morgan Stanley MTN
3.875%, 04/29/2024	346	348
2.625%, 11/17/2021	414	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient MTN
8.000%, 03/25/2020	$40	$43
Nuveen Finance
2.950%, 11/01/2019 (B)	20	20
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	222
Prudential Financial MTN
7.375%, 06/15/2019	385	403
Quicken Loans
5.750%, 05/01/2025 (B)	20	20
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	40
2.150%, 10/26/2020	30	29
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	204
Santander Holdings USA
4.500%, 07/17/2025	10	10
Santander UK
2.375%, 03/16/2020	20	20
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	29
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	162
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	446
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	199
US Bank
3.150%, 04/26/2021	250	251
Voya Financial
3.125%, 07/15/2024	258	245
WEA Finance
3.750%, 09/17/2024 (B)	200	198
2.700%, 09/17/2019 (B)	430	428
Wells Fargo
4.480%, 01/16/2024	200	205
3.069%, 01/24/2023	337	329
3.000%, 10/23/2026	50	46
Wells Fargo MTN
4.900%, 11/17/2045	50	50
4.750%, 12/07/2046	30	30
4.650%, 11/04/2044	100	97
4.400%, 06/14/2046	10	9
4.300%, 07/22/2027	300	298
3.450%, 02/13/2023	160	157
Westpac Banking
2.600%, 11/23/2020	40	39

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 05/26/2020	$10	$10

		15,395

Health Care — 1.1%
Abbott Laboratories
4.900%, 11/30/2046	40	43
4.750%, 11/30/2036	10	10
3.750%, 11/30/2026	40	40
Aetna
2.800%, 06/15/2023	10	10
Amgen
3.625%, 05/22/2024	60	60
2.125%, 05/01/2020	10	10
Anthem
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	19
2.950%, 12/01/2022	50	49
Cardinal Health
3.079%, 06/15/2024	20	19
2.616%, 06/15/2022	20	19
Centene
6.125%, 02/15/2024	20	21
5.625%, 02/15/2021	10	10
4.750%, 05/15/2022	20	20
CVS Health
4.300%, 03/25/2028	270	268
4.100%, 03/25/2025	40	40
3.700%, 03/09/2023	180	180
3.350%, 03/09/2021	30	30
Express Scripts Holding
3.400%, 03/01/2027	441	408
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	52
Humana
4.950%, 10/01/2044	10	11
3.950%, 03/15/2027	150	148
Medtronic
3.500%, 03/15/2025	70	70
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	49

		1,615

Industrials — 2.8%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	285
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	273	266
Air Lease
3.250%, 03/01/2025	418	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	$152	$155
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	642	664
Beacon Escrow
4.875%, 11/01/2025 (B)	10	9
Canadian Pacific Railway
6.125%, 09/15/2115	127	157
Cintas No. 2
3.700%, 04/01/2027	30	29
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	184	185
DAE Funding
5.000%, 08/01/2024 (B)	10	9
4.500%, 08/01/2022 (B)	10	10
Delta Air Lines Pass-Through Trust, Ser 2012- 2, Cl A
4.950%, 05/23/2019	251	254
Eaton
4.150%, 11/02/2042	70	68
International Lease Finance
8.625%, 01/15/2022	20	23
6.250%, 05/15/2019	10	10
5.875%, 08/15/2022	50	54
Norfolk Southern
4.837%, 10/01/2041	200	213
Park Aerospace Holdings
5.250%, 08/15/2022 (B)	30	30
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	458
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	206	202
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	697	697
United Parcel Service
3.050%, 11/15/2027	10	9
2.500%, 04/01/2023	10	10
United Rentals North America
5.875%, 09/15/2026	30	31
Waste Management
3.500%, 05/15/2024	60	60

		4,300

Information Technology — 1.7%
Apple
3.200%, 05/13/2025	80	79

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 11/13/2020	$30	$29
1.550%, 08/04/2021	150	144
Broadcom
3.125%, 01/15/2025	30	28
2.650%, 01/15/2023	315	299
Diamond 1 Finance
4.420%, 06/15/2021 (B)	150	153
3.480%, 06/01/2019 (B)	100	100
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	71
Intel
3.700%, 07/29/2025	60	61
Juniper Networks
4.500%, 03/15/2024	253	259
3.300%, 06/15/2020	101	101
3.125%, 02/26/2019	159	160
Microsoft
4.450%, 11/03/2045	40	44
4.250%, 02/06/2047	278	293
4.100%, 02/06/2037	10	10
3.300%, 02/06/2027	130	129
2.875%, 02/06/2024	60	59
2.700%, 02/12/2025	20	19
2.400%, 02/06/2022	70	69
2.400%, 08/08/2026	160	149
1.550%, 08/08/2021	50	48
salesforce.com
3.700%, 04/11/2028	10	10
3.250%, 04/11/2023	40	40
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	209
Visa
4.300%, 12/14/2045	50	53
3.150%, 12/14/2025	70	68

		2,684

Materials — 0.7%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	191
Barrick North America Finance
5.700%, 05/30/2041	60	67
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (B)	200	217
5.000%, 09/30/2043	100	114
2.875%, 02/24/2022	205	203
Freeport-McMoRan
5.450%, 03/15/2043	20	18
4.000%, 11/14/2021	40	40
Glencore Funding
4.125%, 05/30/2023 (B)	70	70
4.000%, 03/27/2027 (B)	150	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 04/16/2020 (B)	$10	$10
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	20
Vale Overseas
6.875%, 11/21/2036	20	23
4.375%, 01/11/2022	7	7
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	20

		1,153

Real Estate — 1.5%
Boston Properties
3.850%, 02/01/2023	200	202
2.750%, 10/01/2026	270	244
Digital Realty Trust
3.700%, 08/15/2027	317	301
GLP Capital
4.875%, 11/01/2020	30	30
HCP
4.000%, 06/01/2025	150	147
Realty Income
4.125%, 10/15/2026	207	207
Simon Property Group
2.625%, 06/15/2022	160	155
2.350%, 01/30/2022	299	289
Ventas Realty
4.125%, 01/15/2026	136	135
2.700%, 04/01/2020	215	213
Welltower
4.500%, 01/15/2024	144	147
4.000%, 06/01/2025	231	227

		2,297

Telecommunication Services — 1.3%
AT&T
5.350%, 09/01/2040	1	1
3.400%, 05/15/2025	438	418
Rogers Communications
5.000%, 03/15/2044	217	228
Sprint Spectrum
4.738%, 03/20/2025 (B)	230	229
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	151
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	21
4.862%, 08/21/2046	20	19
4.600%, 04/01/2021	40	42
4.522%, 09/15/2048	447	412
4.500%, 08/10/2033	160	157
3.500%, 11/01/2024	20	20

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.376%, 02/15/2025	$19	$18
2.946%, 03/15/2022	10	10
2.625%, 08/15/2026	10	9
Vodafone Group
5.250%, 05/30/2048	60	61
4.375%, 05/30/2028	140	139

		1,941

Utilities — 2.0%
AES
5.500%, 04/15/2025	19	19
Duke Energy
3.950%, 08/15/2047	10	10
3.750%, 04/15/2024	331	331
Eversource Energy
3.150%, 01/15/2025	111	107
2.500%, 03/15/2021	305	301
Exelon
5.625%, 06/15/2035	60	70
5.100%, 06/15/2045	240	261
FirstEnergy
7.375%, 11/15/2031	220	290
4.850%, 07/15/2047	100	104
3.900%, 07/15/2027	50	49
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	282
Pacific Gas & Electric
6.050%, 03/01/2034	330	382
Sempra Energy
9.800%, 02/15/2019	74	77
1.625%, 10/07/2019	239	235
Southern
3.250%, 07/01/2026	415	393
Virginia Electric & Power
3.150%, 01/15/2026	124	119

		3,030

Total Corporate Obligations (Cost $46,392) ($ Thousands)		45,592

U.S. TREASURY OBLIGATIONS — 26.3%
U.S Treasury Bills
2.056%, 11/15/2018 (C)	1,010	1,000
1.870%, 08/23/2018 (C)	1,000	996
1.858%, 08/16/2018 (C)	457	455
U.S. Treasury Bonds
4.500%, 02/15/2036	1,358	1,665
4.500%, 05/15/2038	1,679	2,085
3.750%, 11/15/2043	2,570	2,924
3.125%, 05/15/2048	380	390
3.000%, 02/15/2047	590	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2047	$1,350	$1,354
3.000%, 02/15/2048	200	201
2.750%, 08/15/2047	880	839
2.750%, 11/15/2047	1,997	1,904
2.500%, 02/15/2045	90	82
2.500%, 05/15/2046	2,539	2,306
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	214	238
0.750%, 02/15/2042	44	43
0.375%, 07/15/2023	300	298
U.S. Treasury Notes
3.625%, 02/15/2020	2,060	2,102
2.875%, 04/30/2025	600	604
2.875%, 05/15/2028	11	11
2.750%, 02/15/2028	8	8
2.375%, 01/31/2023	4,437	4,382
2.250%, 11/15/2024	430	417
2.250%, 12/31/2024	150	146
2.250%, 11/15/2027	1,686	1,605
2.125%, 03/31/2024	610	590
2.000%, 05/31/2024	70	67
2.000%, 06/30/2024	3,220	3,087
2.000%, 02/15/2025	2,040	1,945
1.625%, 05/31/2023	720	685
1.500%, 02/28/2019	4,300	4,277
1.375%, 05/31/2020	2,199	2,154
1.250%, 07/31/2023	40	37
0.750%, 08/15/2019	642	630

Total U.S. Treasury Obligations (Cost $40,262) ($ Thousands)		40,119

ASSET-BACKED SECURITIES — 9.9%

Automotive — 0.3%
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2020 (B)	293	293
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	159	159

		452

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/2021	312	311

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.4%
Morgan Stanley ABS Capital I Trust, Ser 2004-NC1, Cl M1
3.010%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2033	$148	$149
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl M1
3.960%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2037	190	160
Option One Mortgage Loan Trust, Ser 2005- 2, Cl M1
2.620%, VAR ICE LIBOR USD 1 Month+0.660%, 05/25/2035	202	203
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	150	148

		660

Non-Agency Mortgage-Backed Obligations — 1.7%
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl A
2.590%, VAR LIBOR USD 1 Month+0.671%, 03/15/2037 (B)	190	190
Citigroup Commercial Mortgage Trust, Ser 2018-B2, Cl A4
4.009%, 03/10/2051	180	185
Cold Storage Trust, Ser 2017-ICE3, Cl A
2.919%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (B)	130	130
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (A)	90	92
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	382	396
CSMC, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (B)	100	99
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(B)	245	242
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	191	187
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	296	291
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	149	148
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	500	490
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.519%, VAR LIBOR USD 1 Month+5.600%, 09/15/2028 (B)	137	138

		2,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 7.3%
AccessLex Institute, Ser 2007-1, Cl A4
2.420%, VAR ICE LIBOR USD 3 Month+0.060%, 01/25/2023	$90	$88
Airspeed, Ser 2007-1A, Cl G1
2.189%, VAR LIBOR USD 1 Month+0.270%, 06/15/2032 (B)	226	197
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.460%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	250	251
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (B)	100	99
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	171
CCG Receivable Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (B)	279	276
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (B)	719	715
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.460%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (B)	120	123
Conseco Finance, Ser 1997-7, Cl M1
7.030%, 07/15/2028 (A)	210	208
Countrywide Asset-Backed Certificates, Ser 2007-10, Cl 1A1
2.140%, VAR ICE LIBOR USD 1 Month+0.180%, 06/25/2047	336	320
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	182	179
Domino’s Pizza Master Issuer, Ser 2018-1A, Cl A2I
4.116%, 07/25/2048 (B)	150	152
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (B)	83	83
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.120%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	271	264
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	814
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	205
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.594%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	89	91

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (B)	$354	$353
RAMP Trust, Ser 2006-RZ3, Cl M1
2.310%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	460
SBA Small Business Investment, Ser 2018- 10A, Cl 1
3.187%, 03/10/2028	190	191
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.435%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	160	151
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.510%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	770	748
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	75	77
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.460%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	94	95
Small Business Administration, Ser 2010- 20B, Cl 1
4.140%, 02/01/2030	131	135
Small Business Administration, Ser 2011- 20H, Cl 1
3.290%, 08/01/2031	227	230
Small Business Administration, Ser 2013- 20G, Cl 1
3.150%, 07/01/2033	921	930
Small Business Administration, Ser 2014- 20C, Cl 1
3.210%, 03/01/2034	764	769
Small Business Administration, Ser 2015- 20F, Cl 1
2.980%, 06/01/2035	214	212
Small Business Administration, Ser 2017- 20G, Cl 1
2.980%, 07/01/2037	49	48
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	331	326
United States Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	303	296
United States Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	482	480
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	299	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	$282	$280
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	305	301
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (B)	325	320
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	251	249

		11,186

Total Asset-Backed Securities (Cost $15,178) ($ Thousands)		15,197

LOAN PARTICIPATIONS — 2.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan,
4.230%, VAR LIBOR+0.023%, 02/16/2024	35	35
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.230%, VAR LIBOR+0.023%, 02/16/2024	38	38
ABC Supply, Term Loan B-3
3.980%, 10/31/2023	85	84
Air Medical Group Holdings, 2018 Term Loan
5.173%, 04/28/2022	70	70
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.010%, VAR LIBOR+0.045%, 04/06/2024	69	69
Aramark Intermediate HoldCo Corporation, U.S. Term B-1 Loan, 1st Lien
3.980%, VAR LIBOR+0.028%, 03/11/2025	90	90
Avalon, 1st Lien
3.948%, 01/15/2025	129	128
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+0.075%, 01/02/2025	83	83
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
3.980%, VAR LIBOR+0.050%, 10/01/2022	41	41
3.929%, VAR LIBOR+0.050%, 10/01/2022	26	27
Berry Global, Term N Loan
3.740%, 01/19/2024	22	22

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.730%, VAR LIBOR+0.043%, 12/23/2024	$87	$86
CBS Radio Inc. Term Loan B (2017)
4.698%, VAR LIBOR+0.038%, 11/18/2024	90	89
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.730%, 01/31/2025	15	15
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.730%, VAR LIBOR+0.053%, 03/01/2024	92	92
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
3.990%, VAR LIBOR+0.090%, 04/30/2025	94	94
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.230%, VAR LIBOR+0.030%, 04/18/2024	8	8
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
3.990%, 09/07/2023	100	99
First Data Corporation, 2024A New Dollar Term Loan
3.965%, VAR LIBOR+0.060%, 04/26/2024	88	88
Four Seasons, 1st Lien
3.980%, 11/30/2023	40	40
Generac Power, 1st Lien
0.000%, 03/31/2023 (D)	44	44
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.730%, VAR LIBOR+0.070%, 10/04/2023	53	53
4.678%, VAR LIBOR+0.070%, 10/04/2023	40	41
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.710%, VAR LIBOR+0.025%, 10/25/2023	85	86
Jaguar Holding, Inital Term Loan
4.802%, 08/18/2022	31	31
4.480%, 08/18/2022	43	42
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.270%, VAR LIBOR+0.030%, 02/22/2024	86	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MA Financeco., LLC, Tranche B-3 Term Loan
4.730%, 06/21/2024	$1	$1
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.754%, VAR US LIBOR+0.038%, 04/25/2023	87	87
Michaels Stores, 1st Lien
4.644%, VAR LIBOR+0.048%, 01/30/2023	76	75
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
4.651%, VAR LIBOR+0.048%, 01/30/2023	14	15
4.401%, VAR LIBOR+0.048%, 01/30/2023	—	—
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.052%, VAR LIBOR+0.088%, 06/07/2023	80	80
Numericable U.S. LLC, USD TLB-[12] Term Loan
5.348%, VAR LIBOR+0.038%, 01/31/2026	60	60
ON Semiconductor Corporation, 2017 New Replacement Term B-2 Loan
3.980%, VAR LIBOR+0.058%, 03/31/2023	58	58
Parexel International Corporation, Initial Term Loan, 1st Lien
4.730%, VAR LIBOR+0.023%, 09/27/2024	28	28
Party City Holdings Inc., 2018 Replacement Term Loan
5.280%, 08/19/2022	18	18
Post Holdings, Inc., Series A Incremental Term Loan
3.970%, VAR LIBOR+0.058%, 05/24/2024	93	93
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan
4.651%, VAR LIBOR+0.053%, 05/02/2022	80	79
Quikrete Holdings, Inc., Initial Loan
4.730%, VAR Euribor+0.063%, 11/15/2023	91	91
Realogy Group, 1st Lien
0.000%, 02/08/2025 (D)	70	70
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.730%, VAR LIBOR+0.040%, 02/05/2023	94	94

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
RPI Finance Trust, Initial Term Loan B-6
4.302%, VAR Prime Rate by Country+0.025%, 03/27/2023	$88	$89
Scientific Games International, Inc., Initial Term B-5 Loan
4.730%, VAR LIBOR+0.055%, 08/14/2024	95	95
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.730%, VAR LIBOR+0.080%, 06/21/2024	10	10
Sinclair Television, 1st Lien
0.000%, 12/12/2024 (D)	80	80
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+0.065%, 02/02/2024	19	19
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.490%, VAR LIBOR+0.075%, 06/08/2023	13	13
The Servicemaster Company, 1st Lien
4.250%, 11/08/2023	40	40
Trans Union LLC, 2017 Replacement Term B-3 Loan
3.980%, 04/10/2023	93	92
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.169%, VAR LIBOR+0.085%, 01/15/2026	70	70
Unitymedia, Term Loan B (2017)
4.169%, VAR LIBOR+0.085%, 09/30/2025	23	23
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan
4.730%, 03/15/2024	94	91
UPC Financing Partnership, Facility AR, 1st Lien
4.419%, 01/15/2026	88	88
VICI Properties 1 LLC, Term B Loan, 1st Lien
3.961%, 12/20/2024 (D)	88	88
Virgin Media Bristol LLC, K Facility, 1st Lien
4.419%, VAR LIBOR+0.085%, 01/15/2026	65	65
Western Digital
3.710%, 04/29/2023	53	53
Wyndham Hotels & Resorts, 1st Lien
3.726%, 05/30/2025	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
XPO Logistics, Inc., Refinancing Term Loan (2018)
3.961%, VAR LIBOR+0.053%, 02/24/2025	$92	$92
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.419%, VAR LIBOR+0.038%, 04/15/2025	140	139

Total Loan Participations (Cost $3,720) ($ Thousands)		3,697

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
2.125%, 02/11/2020	30	30
FHLB DN
1.930%, 08/27/2018 (C)	120	119
1.797%, 06/15/2018 (C)	510	510
1.507%, 06/14/2018 (C)	160	160
FHLMC
3.000%, 11/01/2043 to 07/01/2045	765	746
FNMA
5.000%, 05/01/2048	100	106
4.500%, 05/01/2047	85	89

Total U.S. Government Agency Obligations (Cost $1,757) ($ Thousands)		1,760

SOVEREIGN DEBT — 1.0%
Argentine Republic Government International Bond
6.875%, 01/11/2048	160	131
5.625%, 01/26/2022	210	201
Brazilian Government International Bond
5.625%, 01/07/2041	120	107
Indonesia Government International Bond
4.350%, 01/11/2048	400	367
3.750%, 04/25/2022	200	198
Mexico Government International Bond
4.600%, 02/10/2048	230	208
Peruvian Government International Bond
6.550%, 03/14/2037	10	13
5.625%, 11/18/2050	40	46
Poland Government International Bond
4.000%, 01/22/2024	110	112

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$71	$79

Total Sovereign Debt (Cost $1,558) ($ Thousands)		1,462

COMMERCIAL PAPER (C) — 0.9%
Bank Tokyo-Mitsubishi
2.313%, 06/25/2018	290	289
JP Morgan
2.284%, 06/25/2018 (B)	300	299
Natixis
2.313%, 06/25/2018	290	290
Royal Bank of Canada
2.302%, 06/22/2018	250	250
Standard Chartered Bank
2.344%, 06/22/2018 (B)	300	300

Total Commercial Paper (Cost $1,428) ($ Thousands)		1,428

MUNICIPAL BONDS — 0.7%

California — 0.2%
State of California, GO
7.500%, 04/01/2034	215	303

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	99

Illinois — 0.2%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	310	383

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	353

Total Municipal Bonds (Cost $1,141) ($ Thousands)		1,138

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	5,152,034	$5,152

Total Cash Equivalent (Cost $5,152) ($ Thousands)		5,152

Total Investments in Securities— 107.6% (Cost $166,158) ($ Thousands)		$164,315

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(E) (Cost $45) ($ Thousands)	1,830,056	$105

WRITTEN OPTIONS* — 0.0%

Total Written Options(E) (Premiums Received $31) ($ Thousands)	(840,037)	$(34)

14	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

A list of the exchange traded options contracts held by the Fund at May 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
U.S. 5 Year Future Option*	19	$2,164	$113.50	06/16/18	$11
U.S. Bond Future Option*	10	1,451	143.00	06/16/18	25
U.S. Bond Future Option*	27	3,919	146.00	06/16/18	19

Total Purchased Options		$7,534			$55

WRITTEN OPTIONS — 0.0%

Put Options
U.S. Bond Future Option*	(3)	$(436)	143.00	06/16/18	$(1)

Call Options
U.S. 10 Year Future Option*	(1)	(120)	119.50	06/16/18	(1)
U.S. Bond Future Option*	(27)	—	149.00	07/21/18	(12)
U.S. Bond Future Option*	(6)	(871)	143.00	08/18/18	(20)

		(991)			(33)

Total Written Options		$(1,427)			$(34)

A list of the over-the-counter options held by the Fund at May 31, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
August 2018, USD Call EUR Put*	Citigroup	990,000	$1,156	$1.17	08/18/18	$16
July 2018, USD Call EUR Put*	Citigroup	840,000	981	1.21	07/21/18	35

Total Purchased Option			$2,137			$51

WRITTEN OPTION — 0.0%

Put Options
July 2018, USD Put, EUR Call*	Citigroup	(840,000)	(981)	1.25	07/21/18	–

Total Written Options			$(981)			$–

A list of the open futures contracts held by the Fund at May 31, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(4)	Sep-2018	$(984)	$(976)	$8
90-Day Euro$	(15)	Dec-2018	(3,684)	(3,654)	30
90-Day Euro$	47	Dec-2019	11,431	11,416	(15)
90-Day Euro$	5	Mar-2021	1,218	1,214	(4)
90-Day Euro$	(16)	Mar-2019	(3,910)	(3,894)	16
90-Day Euro$	(4)	Jun-2018	(984)	(977)	7
U.S. 10-Year Treasury Note	27	Sep-2018	3,243	3,252	9
U.S. 2-Year Treasury Note	44	Sep-2018	9,297	9,338	41
U.S. 5-Year Treasury Note	(14)	Sep-2018	(1,594)	(1,594)	—
U.S. Long Treasury Bond	(33)	Sep-2018	(4,743)	(4,789)	(46)
U.S. Ultra Long Treasury Bond	23	Sep-2018	3,565	3,669	104
Ultra 10-Year U.S. Treasury Note	(16)	Sep-2018	(2,016)	(2,054)	(38)

			$10,839	$10,951	$112

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2018, is as follows.

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/19/18	USD	135	CNH	857	$(1)
Citigroup	07/19/18	USD	187	ZAR	2,370	(1)
Citigroup	07/19/18	USD	239	CNY	1,521	(2)
Citigroup	07/19/18	USD	421	BRL	1,486	(24)
Citigroup	07/19/18	USD	438	IDR	6,068,320	(5)
Citigroup	07/19/18 - 08/17/18	USD	457	EUR	378	(14)
Citigroup	07/19/18	USD	465	JPY	50,530	2
Citigroup	07/19/18	AUD	500	USD	376	(2)
Citigroup	07/19/18	USD	552	INR	36,380	(16)
Citigroup	07/19/18	EUR	630	JPY	81,886	18
Citigroup	07/19/18	CNH	850	USD	134	2
Citigroup	07/19/18	USD	941	RUB	58,693	(4)
Citigroup	07/19/18	EUR	1,039	USD	1,256	39
Citigroup	07/19/18	USD	1,136	CAD	1,427	(34)
Citigroup	07/19/18	CNY	4,383	USD	694	12
Citigroup	07/19/18	PHP	32,016	USD	611	5
Citigroup	07/19/18	JPY	39,994	EUR	315	—
Citigroup	07/19/18	JPY	70,917	USD	664	9

						$(16)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2018, is as follows:

			Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	$(6,780)	$105	$118	$13

						$105	$118	$13

		Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.73%	3-Month USD - LIBOR	Quarterly	11/15/2043	USD	$32	$1	$(1)	$2
2.95%	3-Month USD - LIBOR	Quarterly	11/15/2043	USD	2,094	3	21	(18)
3-Month USD LIBOR	2.85%	Quarterly	08/31/2022	USD	4,634	10	(19)	29
3-Month USD LIBOR	3-Month USD Fed Funds Effective	Quarterly	09/19/2023	USD
	Rate				9,223	(4)	—	(4)

						$10	$1	$9

16	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

Percentages are based on Net Assets of $152,729 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2018.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2018, the value of these securities amounted to $19,857 ($ Thousands), representing 13.00% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$48,770	$—	$48,770
Corporate Obligations	—	45,592	—	45,592
U.S. Treasury Obligations	—	40,119	—	40,119
Asset-Backed Securities	—	14,898	—	14,898
Loan Participations	—	3,697	—	3,697
U.S. Government Agency Obligations	—	2,059	—	2,059
Sovereign Debt	—	1,462	—	1,462
Municipal Bonds	—	1,138	—	1,138
Commercial Paper	—	1,428	—	1,428
Cash Equivalent	5,152	—	—	5,152

Total Investments in Securities	$5,152	$159,163	$—	$164,315

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$106	$—	$—	$106
Written Options	(34)	—	—	(34)
Futures Contracts *
Unrealized Appreciation	215	—	—	215
Unrealized Depreciation	(103)	—	—	(103)
Forwards Contracts *
Unrealized Appreciation	—	87	—	87
Unrealized Depreciation	—	(103)	—	(103)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(13)	—	(13)
Interest Rate Swaps *
Unrealized Appreciation	—	9	—	9

Total Other Financial Instruments	$184	$(20)	$—	$164

* Futures contracts, forward contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended May 31, 2018, there were no transfers between Level 1, Level 2 assets and liabilities.

For the period ended May 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended May 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Fixed Income Fund (Continued)

As of May 31, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $6.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$104,818	$104,818
Maximum potential amount of future payments	—	—	—	6,780,000	6,780,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$6,780,000	$—	$—	$6,780,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$6,780,000	$—	$—	$6,780,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 2/28/2018	Purchases at Cost	Proceeds from Sales	Value 5/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$8,683	$23,867	$(27,398)	$5,152	$21

18	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 71.8%

Taiwan — 0.3%
ASE Industrial Holding Co Ltd	322,700	$819

Consumer Discretionary — 12.5%
Abercrombie & Fitch Co, Cl A	4,021	96
Advance Auto Parts Inc	4,950	637
Amazon.com Inc *	2,519	4,105
At Home Group Inc *	3,523	122
Bed Bath & Beyond Inc	7,572	138
Best Buy Co Inc	1,325	90
Big Lots Inc	10,384	425
Bloomin’ Brands Inc	4,180	89
Booking Holdings Inc *	668	1,409
Boot Barn Holdings Inc *	6,950	165
BorgWarner Inc	2,210	108
Carnival Corp	21,330	1,328
Carvana Co, Cl A *	1,868	54
Cheesecake Factory Inc/The	9,922	514
Chegg Inc *	1,978	55
Cinemark Holdings Inc	4,390	148
Comcast Corp, Cl A	15,519	484
Delphi Automotive PLC *	1,794	175
Dick’s Sporting Goods Inc	8,713	319
Dollar General Corp	29,904	2,616
Domino’s Pizza Inc	844	212
DR Horton Inc	7,056	298
Floor & Decor Holdings Inc, Cl A *	1,906	90
Gap Inc/The	2,620	73
General Motors Co	32,351	1,381
Gentherm Inc *	9,616	340
Goodyear Tire & Rubber Co/The	22,138	541
Guess? Inc	4,550	89
Hanesbrands Inc	18,405	336
Hasbro Inc	931	81
Hilton Worldwide Holdings Inc	3,041	245
Home Depot Inc/The	7,001	1,306
John Wiley & Sons Inc, Cl A	1,163	79
Kohl’s Corp	1,544	103
L Brands Inc	1,996	68
Lowe’s Cos Inc	29,271	2,781
Macy’s Inc	4,125	144
Malibu Boats Inc, Cl A *	1,146	49
Marriott International Inc/MD, Cl A	679	92
McDonald’s Corp	1,103	176
Netflix Inc *	3,822	1,344
NIKE Inc, Cl B	12,142	872
Nordstrom Inc	1,516	74
Norwegian Cruise Line Holdings Ltd *	4,845	254
Omnicom Group Inc	24,507	1,766
PVH Corp	565	90
Ross Stores Inc	16,886	1,332
Royal Caribbean Cruises Ltd	1,913	201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skechers U.S.A. Inc, Cl A *	2,769	$80
Starbucks Corp	8,801	499
Tailored Brands Inc	1,919	63
Tesla Inc *	590	168
Time Warner Inc	1,977	186
TJX Cos Inc/The	3,493	315
Tractor Supply Co	2,144	159
Tupperware Brands Corp	4,520	191
Turtle Beach Corp *	3,891	68
Ulta Beauty Inc *	2,814	695
VF Corp	1,652	134
Visteon Corp *	1,591	199
Walt Disney Co/The	7,465	743
Weight Watchers International Inc *	1,451	109
Williams-Sonoma Inc	1,979	110
Wingstop Inc	967	49
Wyndham Worldwide Corp	1,185	128
Yum China Holdings Inc	7,728	304

		31,694

Consumer Staples — 5.3%
Altria Group Inc	16,071	896
Campbell Soup Co	8,784	295
Clorox Co/The	2,666	322
Colgate-Palmolive Co	7,862	496
Conagra Brands Inc	22,134	820
Constellation Brands Inc, Cl A	2,625	586
Dr Pepper Snapple Group Inc	2,773	331
General Mills Inc	5,126	217
Hain Celestial Group Inc/The *	5,061	129
Hershey Co/The	1,957	176
JM Smucker Co/The	19,457	2,092
Kellogg Co	3,231	208
Kimberly-Clark Corp	7,496	756
Kroger Co/The	82,024	1,996
McCormick & Co Inc/MD	941	95
Molson Coors Brewing Co, Cl B	8,246	508
Mondelez International Inc, Cl A	3,900	153
PepsiCo Inc	8,186	821
Philip Morris International Inc	28,696	2,282
Sysco Corp	2,856	186

		13,365

Energy — 5.9%
Anadarko Petroleum Corp	4,092	286
Apergy Corp *	683	29
Chevron Corp	14,188	1,764
ConocoPhillips	16,721	1,127
Core Laboratories NV	11,533	1,432
Devon Energy Corp	29,085	1,209
Equinor ASA ADR	40,132	1,053
Exxon Mobil Corp	6,869	558
Gulfport Energy Corp *	42,162	468

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halliburton Co	3,684	$183
Helmerich & Payne Inc	11,750	780
Hess Corp	4,719	285
HollyFrontier Corp	763	59
Kinder Morgan Inc/DE	22,716	379
Mammoth Energy Services Inc *	1,777	67
Marathon Oil Corp	6,542	140
Newfield Exploration Co *	5,376	157
Noble Energy Inc	2,467	88
Occidental Petroleum Corp	30,461	2,565
Oceaneering International Inc *	9,927	237
PBF Energy Inc, Cl A	10,058	475
Range Resources Corp	5,224	83
Schlumberger Ltd	16,141	1,108
Southwestern Energy Co *	11,251	53
Whiting Petroleum Corp *	5,942	311

		14,896

Financials — 11.4%
Aflac Inc	53,624	2,416
American Equity Investment Life Holding Co	14,688	521
American Express Co	1,031	101
American International Group Inc	1,158	61
Bancorp Inc/The *	11,891	135
Bank of America Corp	76,933	2,234
Bank of New York Mellon Corp/The	6,349	348
BankUnited Inc	4,910	207
Blackstone Group LP/The (A)	29,443	940
Brighthouse Financial Inc *	1,441	68
Citigroup Inc	48,103	3,208
CNA Financial Corp	6,005	282
CNO Financial Group Inc	4,204	84
Cowen Inc, Cl A *	15,408	230
Cullen/Frost Bankers Inc	1,596	182
E*TRADE Financial Corp *	3,727	236
Everest Re Group Ltd	3,800	856
First Republic Bank/CA	1,934	193
FNB Corp/PA	7,003	93
Goldman Sachs Group Inc/The	2,228	503
Great Western Bancorp Inc	24,630	1,074
Invesco Ltd	3,540	97
JPMorgan Chase & Co	21,897	2,343
KKR & Co LP	65,011	1,445
Legg Mason Inc	1,747	65
Marsh & McLennan Cos Inc	24,009	1,930
MetLife Inc	4,026	185
Moody’s Corp	599	102
Morningstar Inc	1,265	152
National General Holdings Corp	11,229	307
Northern Trust Corp	2,684	275
OneMain Holdings Inc, Cl A *	9,999	325
PNC Financial Services Group Inc/The	1,879	269

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial Inc	6,625	$642
Radian Group Inc	4,700	75
Regions Financial Corp	12,350	225
S&P Global Inc	6,379	1,260
Santander Consumer USA Holdings Inc	35,904	643
SLM Corp *	43,611	498
State Street Corp	30,735	2,954
Synchrony Financial	9,357	324
T Rowe Price Group Inc	1,349	164
US Bancorp	2,210	110
Voya Financial Inc	2,096	109
Wells Fargo & Co	5,553	300

		28,771

Health Care — 12.2%
Abbott Laboratories	52,230	3,214
ACADIA Pharmaceuticals Inc *	4,014	73
Aetna Inc	1,231	217
Agios Pharmaceuticals Inc *	1,120	105
Akorn Inc *	13,969	195
Alexion Pharmaceuticals Inc *	1,660	193
Align Technology Inc *	436	145
Alkermes PLC *	1,569	74
Alnylam Pharmaceuticals Inc *	833	83
AmerisourceBergen Corp, Cl A	22,898	1,881
Amgen Inc	17,859	3,208
AngioDynamics Inc *	1,200	25
Anthem Inc	1,653	366
AxoGen Inc *	2,482	122
Baxter International Inc	11,709	829
BioMarin Pharmaceutical Inc *	3,082	278
BioTelemetry Inc *	1,226	52
Boston Scientific Corp *	39,184	1,191
Brookdale Senior Living Inc *	6,159	48
Bruker Corp	18,201	551
Cardinal Health Inc	1,388	72
Cigna Corp	3,093	524
Clearside Biomedical Inc *	10,077	99
CONMED Corp	1,665	114
CVS Health Corp	47,467	3,009
DaVita Inc *	1,288	86
DENTSPLY SIRONA Inc	1,719	75
Edwards Lifesciences Corp *	2,796	384
Encompass Health Corp	2,171	141
Ensign Group Inc/The	734	27
Exelixis Inc *	2,597	54
Express Scripts Holding Co *	1,931	146
G1 Therapeutics Inc *	3,359	145
Haemonetics Corp *	1,547	140
HealthEquity Inc *	2,277	169
Henry Schein Inc *	3,511	243
Heron Therapeutics Inc *	6,154	201

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hill-Rom Holdings Inc	1,390	$128
Horizon Pharma Plc *	40,030	652
Humana Inc	1,039	302
IDEXX Laboratories Inc *	489	102
Incyte Corp *	1,419	97
Inogen Inc *	1,472	269
Intercept Pharmaceuticals Inc *	737	52
Intersect ENT Inc *	4,847	207
Intrexon Corp *	3,834	64
Ionis Pharmaceuticals Inc *	1,893	88
IQVIA Holdings Inc *	8,439	835
iRhythm Technologies Inc *	1,620	123
Laboratory Corp of America Holdings *	513	93
Lannett Co Inc *	33,284	551
Loxo Oncology Inc *	899	159
Madrigal Pharmaceuticals Inc *	900	239
Mallinckrodt PLC *	19,191	323
McKesson Corp	998	142
Merit Medical Systems Inc *	2,551	131
Mettler-Toledo International Inc *	1,525	840
Molina Healthcare Inc *	1,515	129
Neurocrine Biosciences Inc *	1,611	155
Novocure Ltd *	1,724	54
OPKO Health Inc *	9,892	38
Penumbra Inc *	882	142
Portola Pharmaceuticals Inc *	4,513	181
Quest Diagnostics Inc	3,247	346
Quidel Corp *	3,151	198
Regeneron Pharmaceuticals Inc *	1,125	338
ResMed Inc	3,431	353
Sarepta Therapeutics Inc *	2,627	247
Seattle Genetics Inc *	1,264	76
STAAR Surgical Co *	1,949	58
Supernus Pharmaceuticals Inc *	2,366	133
Tabula Rasa HealthCare Inc *	2,733	149
Tactile Systems Technology Inc *	798	40
Tandem Diabetes Care Inc *	9,083	127
Teladoc Inc *	1,779	91
Teleflex Inc	473	126
TESARO Inc *	567	26
United Therapeutics Corp *	1,032	110
Varian Medical Systems Inc *	3,135	370
Vericel Corp *	13,160	177
Vertex Pharmaceuticals Inc *	3,413	526
Waters Corp *	3,931	757
WellCare Health Plans Inc *	480	106
West Pharmaceutical Services Inc	999	93
Zimmer Biomet Holdings Inc	4,403	491
Zoetis Inc, Cl A	15,209	1,273
Zogenix Inc *	3,656	156

		30,942

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrials — 7.8%
3M Co	8,524	$1,681
ACCO Brands Corp	11,823	153
Aegion Corp, Cl A *	1,234	32
AGCO Corp	1,432	91
American Airlines Group Inc	13,627	593
Apogee Enterprises Inc	5,264	230
ASGN Inc *	3,221	248
Atlas Air Worldwide Holdings Inc *	5,816	396
Caterpillar Inc	2,969	451
Clean Harbors Inc *	6,270	332
CoStar Group Inc *	288	110
CSX Corp	1,508	97
Cummins Inc	2,003	285
Deere & Co	2,107	315
Delta Air Lines Inc	16,527	893
Dover Corp	1,366	105
Dun & Bradstreet Corp/The	2,241	275
Eaton Corp PLC	10,438	799
Equifax Inc	3,663	417
FedEx Corp	1,376	343
Flowserve Corp	1,306	54
Illinois Tool Works Inc	13,107	1,883
Ingersoll-Rand PLC	3,915	343
Insteel Industries Inc	6,943	217
JetBlue Airways Corp *	9,720	184
Johnson Controls International plc	8,766	294
LB Foster Co, Cl A *	3,821	89
Lydall Inc *	2,140	90
Macquarie Infrastructure Corp	3,460	134
Magna International Inc	11,098	711
ManpowerGroup Inc	3,245	292
Nielsen Holdings PLC	2,443	74
Oshkosh Corp	1,303	95
Owens Corning	3,226	204
Parker-Hannifin Corp	356	61
Rockwell Automation Inc	1,703	299
Rockwell Collins Inc	3,244	446
Southwest Airlines Co	1,122	57
Spirit AeroSystems Holdings Inc, Cl A	2,040	173
Stanley Black & Decker Inc	440	61
Sunrun Inc *	4,699	57
TPI Composites Inc *	1,261	33
TransDigm Group Inc *	830	277
Trinity Industries Inc	6,542	226
Triumph Group Inc	2,475	52
Union Pacific Corp	6,241	891
United Continental Holdings Inc *	11,161	777
United Parcel Service Inc, Cl B	967	112
Univar Inc *	7,553	206
Vicor Corp *	1,291	57
Waste Management Inc	1,893	157

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WESCO International Inc *	1,999	$119
WW Grainger Inc	8,945	2,764
Xylem Inc/NY	7,036	495

		19,830

Information Technology — 13.9%
Accenture PLC, Cl A	4,838	753
Activision Blizzard Inc	1,368	97
Adobe Systems Inc *	6,670	1,663
Alliance Data Systems Corp	684	144
Alphabet Inc, Cl A *	2,076	2,284
Alphabet Inc, Cl C *	600	651
Analog Devices Inc	1,648	160
Apple Inc	7,779	1,454
Applied Materials Inc	6,433	327
Autodesk Inc *	5,541	715
Automatic Data Processing Inc	17,956	2,335
Broadcom Inc	1,465	369
CA Inc	3,448	123
Carbonite Inc *	3,226	125
Cisco Systems Inc	47,478	2,028
Comtech Telecommunications Corp	1,645	51
Dell Technologies Inc Class V, Cl V *	5,674	458
DXC Technology Co	691	64
eBay Inc *	5,606	211
Electronic Arts Inc *	3,256	426
Etsy Inc *	1,701	55
Everbridge Inc *	1,155	53
Facebook Inc, Cl A *	8,040	1,542
Finisar Corp *	14,386	233
First Data Corp, Cl A *	16,595	315
Five9 Inc *	1,640	57
Genpact Ltd	7,091	213
Glu Mobile Inc *	10,693	60
Hewlett Packard Enterprise Co	15,806	241
HP Inc	11,658	257
Integrated Device Technology Inc *	15,157	504
Intel Corp	13,087	722
International Business Machines Corp	4,171	589
Intuit Inc	1,960	395
Keysight Technologies Inc *	4,982	293
Lam Research Corp	883	175
Mastercard Inc, Cl A	4,250	808
Microchip Technology Inc	17,520	1,706
Micron Technology Inc *	21,162	1,219
Microsoft Corp	41,760	4,128
MongoDB Inc, Cl A *	3,661	173
Motorola Solutions Inc	1,074	115
NetApp Inc	2,221	152
New Relic Inc *	570	58
Nutanix Inc, Cl A *	1,807	97
NVIDIA Corp	4,014	1,012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okta Inc, Cl A *	1,020	$57
ON Semiconductor Corp *	3,269	82
Oracle Corp	11,105	519
PayPal Holdings Inc *	4,874	400
QUALCOMM Inc	2,930	170
Rapid7 Inc *	1,734	55
SailPoint Technologies Holding Inc *	4,757	124
salesforce.com Inc *	3,263	422
Super Micro Computer Inc *	11,131	268
Switch Inc, Cl A	6,166	77
Symantec Corp	5,916	123
Synaptics Inc *	2,693	113
Texas Instruments Inc	5,145	576
Twilio Inc, Cl A *	930	50
USA Technologies Inc *	11,235	151
VASCO Data Security International Inc *	1,959	42
Visa Inc, Cl A	14,882	1,945
Workday Inc, Cl A *	3,158	414
Xerox Corp	1,412	38

		35,236

Materials — 2.2%
Air Products & Chemicals Inc	2,798	452
Alcoa Corp *	1,923	92
Avery Dennison Corp	2,207	232
Ball Corp	10,463	387
Cabot Corp	2,572	155
Commercial Metals Co	4,728	112
Crown Holdings Inc *	3,964	172
DowDuPont Inc	9,487	608
Eastman Chemical Co	4,922	513
Ecolab Inc	466	66
FMC Corp	1,027	89
International Flavors & Fragrances Inc	708	86
KMG Chemicals Inc	1,796	120
Newmont Mining Corp	1,504	59
Owens-Illinois Inc *	8,498	158
Praxair Inc	6,136	959
Reliance Steel & Aluminum Co	2,314	217
Sherwin-Williams Co/The	865	328
Sonoco Products Co	6,077	311
Vulcan Materials Co	2,699	345

		5,461

Real Estate — 0.7%
American Campus Communities Inc ‡	2,372	95
AvalonBay Communities Inc ‡	909	150
Corporate Office Properties Trust ‡	6,430	179
Forest City Realty Trust Inc, Cl A ‡	4,178	85
Host Hotels & Resorts Inc ‡	13,708	297
Prologis Inc ‡	9,818	632
SBA Communications Corp, Cl A *	567	90
Welltower Inc ‡	775	45

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	7,943	$297

		1,870

Telecommunication Services — 0.6%
AT&T Inc	32,812	1,060
Verizon Communications Inc	9,955	475

		1,535

Utilities — 0.8%
American Water Works Co Inc	950	79
CMS Energy Corp	11,029	509
DTE Energy Co	8,119	832
Eversource Energy	2,451	140
Exelon Corp	3,510	145
PG&E Corp *	1,952	85
Xcel Energy Inc	6,735	307

		2,097

Total Common Stock
(Cost $152,999) ($ Thousands)		186,516

FOREIGN COMMON STOCK — 22.1%
Argentina — 0.2%
MercadoLibre Inc *	1,382	402

Australia — 0.3%
BHP Billiton Ltd ADR	17,372	865

Austria — 1.1%
Erste Group Bank AG *	26,614	1,109
Schoeller-Bleckmann Oilfield Equipment AG	6,391	806
voestalpine AG	15,971	857

		2,772

Bermuda — 0.0%
Aspen Insurance Holdings Ltd	1,021	44

Brazil — 0.5%
Banco Bradesco SA ADR *	103,252	811
JBS SA	157,400	377

		1,188

Canada — 1.7%
Canadian Natural Resources Ltd	40,941	1,415
Magna International Inc	15,741	1,009
Rogers Communications Inc, Cl B	9,788	459
Tencent Holdings Ltd ADR	30,700	1,568

		4,451

China — 0.6%
Anhui Conch Cement Co Ltd, Cl H	176,500	1,082
BYD Co Ltd, Cl H	77,000	500

		1,582

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Colombia — 0.4%
Bancolombia SA ADR	23,707	$1,100

Czech Republic — 0.1%
Komercni banka as	5,503	223

France — 1.2%
BNP Paribas SA ADR	19,292	605
Publicis Groupe SA	13,941	969
Societe Generale SA	16,949	729
Sodexo SA	9,067	879

		3,182

Germany — 0.7%
BASF SE	4,687	461
Continental AG	5,660	1,434

		1,895

Ghana — 0.0%
Kosmos Energy Ltd *	12,111	94

Hong Kong — 0.4%
China Life Insurance Co Ltd, Cl H	362,000	1,011

India — 0.8%
HDFC Bank Ltd ADR	12,805	1,363
ICICI Bank Ltd ADR	95,378	800

		2,163

Indonesia — 0.0%
Indofood Sukses Makmur Tbk PT	200,800	102

Ireland — 1.7%
AerCap Holdings NV *	7,480	414
ICON PLC *	18,101	2,335
Jazz Pharmaceuticals PLC *	4,948	836
Medtronic PLC	9,136	788

		4,373

Israel — 0.2%
Check Point Software Technologies Ltd *	5,467	532

Italy — 0.4%
Prysmian SpA	38,452	1,068

Japan — 1.3%
Denso Corp	27,000	1,314
Hitachi Ltd	138,000	1,012
Toray Industries Inc	117,800	966

		3,292

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	132,200	698

Netherlands — 2.9%
ASML Holding NV, Cl G	4,372	860
Heineken NV	11,378	1,137
QIAGEN NV *	19,512	708
RELX NV	68,115	1,485

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Royal Dutch Shell PLC, Cl A	29,682	$1,029
Royal Dutch Shell PLC ADR, Cl A	33,083	2,302

		7,521

Norway — 1.0%
DNB ASA	98,227	1,759
Norsk Hydro ASA	148,406	931

		2,690

Puerto Rico — 0.3%
OFG Bancorp	57,127	805

Singapore — 0.4%
DBS Group Holdings Ltd	44,800	950

South Korea — 0.7%
Hyundai Mobis Co Ltd	3,218	651
Samsung Electronics Co Ltd	25,750	1,211

		1,862

Spain — 0.5%
Amadeus IT Group SA, Cl A	16,282	1,291

Switzerland — 0.6%
Credit Suisse Group AG ADR	96,405	1,485

Taiwan — 0.9%
Hon Hai Precision Industry Co Ltd	301,200	862
Taiwan Semiconductor Manufacturing Co Ltd	206,000	1,540

		2,402

Turkey — 0.2%
Akbank Turk AS	221,493	392

United Kingdom — 2.7%
Barclays PLC	365,754	960
BP PLC ADR	41,746	1,913
Diageo PLC	51,072	1,877
HSBC Holdings PLC	89,698	860
ITV PLC	249,289	539
Rio Tinto PLC ADR	13,036	739
STERIS PLC	1,076	112

		7,000

Total Foreign Common Stock
(Cost $47,280) ($ Thousands)		57,435

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F 1.530%**†	8,732,797	$8,733

Total Cash Equivalent
(Cost $8,733) ($ Thousands)		8,733

Total Investments in Securities— 97.3%
(Cost $209,012) ($ Thousands)		$252,684

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Catholic Values Equity Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	3	Jun-2018	$245	$245	$–
S&P 500 Index E-MINI	5	Jun-2018	673	676	3

			$918	$921	$3

Percentages are based on Net Assets of $259,576 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of May 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At May 31, 2018, such securities amounted to $940 ($ Thousands), or 0.4% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor’s

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended May 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 2/28/2018	Purchases at Cost	Proceeds from Sales	Value 5/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$5,748	$8,342	$(5,357)	$8,733	$22

SEI Catholic Values Trust / Quarterly Report / May 31, 2018	7

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 27, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: July 27, 2018